CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 1,560,012	$ 1,075,942
Other current financial assets	3,370	497
Other current non-financial assets	174,110	129,854
Trade and other current receivables	642,315	839,184
Accounts receivable due from related companies	17,526	7,324
Current inventories	1,053,867	1,030,196
Current biological assets	275,792	315,924
Current tax assets	199,953	36,513
Total Current Assets other than assets or disposal groups classified as held for sale	3,926,945	3,435,434
Non-Current Assets or disposal groups classified as held for sale	4,436	5,726
Non-Current Assets or disposal groups classified as held for sale	4,436	5,726
Total Current Assets	3,931,381	3,441,160
Non-Current Assets
Other non-current financial assets	9,395	20,346
Other non-current non-financial assets	112,414	86,948
Trade and other non-current receivables	9,456	15,149
Accounts receivable due from related companies, non-current	0	481
Investments accounted for using equity method	293,118	358,053
Intangible assets other than goodwill	106,252	90,093
Goodwill	65,751	65,851
Property, plant and equipment	7,932,562	7,174,693
Non-current biological assets	3,393,634	3,336,339
Deferred tax assets	6,067	4,635
Total Non-Current Assets	11,928,649	11,152,588
Total Assets	15,860,030	14,593,748
Current Liabilities
Other current financial liabilities	530,054	537,596
Trade and other current payables	673,057	659,618
Accounts payable to related companies	8,880	10,229
Other current provisions	1,259	413
Current tax liabilities	2,242	153,642
Current provisions for employee benefits	5,965	5,656
Other current non-financial liabilities	40,065	212,610
Total Current Liabilities other than assets included in disposal groups classified as held for sale	1,261,522	1,579,764
Total Current Liabilities	1,261,522	1,579,764
Non-Current Liabilities
Other non-current financial liabilities	5,654,011	4,044,279
Non-current payables	2,230	2,230
Other non-current provisions	31,765	33,884
Deferred tax liabilities	1,360,187	1,417,658
Non-current provisions for employee benefits	69,464	64,895
Other non-current non-financial liabilities	111,436	112,067
Total Non-Current Liabilities	7,229,093	5,675,013
Total Liabilities	8,490,615	7,254,777
Equity
Issued capital	353,618	353,618
Retained earnings	7,873,650	7,824,045
Other reserves	(892,864)	(875,884)
Equity attributable to parent company	7,334,404	7,301,779
Non-controlling interests	35,011	37,192
Total Equity	7,369,415	7,338,971
Total Equity and Liabilities	$ 15,860,030	$ 14,593,748